WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	AUSTRALIA — 5.7%
2,997,830	Atlassian Corp. - Class A*	$513,138,561
2,480,853	CSL Ltd.	480,467,265
		993,605,826
	BERMUDA — 2.0%
5,221,023	Arch Capital Group Ltd.*	354,350,831
	CANADA — 8.4%
10,165,549	Canadian Pacific Railway Ltd.	782,137,340
2,846,618	Thomson Reuters Corp.	370,365,748
2,224,079	Waste Connections, Inc.	309,302,667
		1,461,805,755
	CHINA — 1.6%
36,026,624	Li Ning Co., Ltd.	283,310,096
	DENMARK — 7.4%
2,357,871	DSV A/S	457,182,139
5,228,893	Novo Nordisk A/S - Class B	830,453,998
		1,287,636,137
	FRANCE — 9.0%
622,667	LVMH Moet Hennessy Louis Vuitton S.E.	571,541,387
1,832,424	Pernod Ricard S.A.	414,910,196
3,482,255	Schneider Electric S.E.	581,958,036
		1,568,409,619
	HONG KONG — 2.1%
35,499,215	AIA Group Ltd.	372,292,924
	INDIA — 2.5%
20,358,269	ICICI Bank Ltd. - ADR	439,331,445
	IRELAND — 12.9%
1,297,619	Accenture PLC - Class A	370,872,486
1,992,247	Aon PLC - Class A	628,135,557
10,705,538	Experian PLC	352,524,676
2,261,594	ICON PLC*	483,053,863
2,135,493	STERIS PLC	408,477,101
		2,243,063,683
	ITALY — 3.9%
2,531,655	Ferrari N.V.	686,025,516

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 4.9%
1,063,619	Keyence Corp.	$521,288,999
1,915,960	Lasertec Corp.	340,426,714
		861,715,713
	NETHERLANDS — 9.4%
422,719	Adyen N.V.*	673,560,849
1,138,603	ASM International N.V.	462,151,931
730,725	ASML Holding N.V.	497,411,815
		1,633,124,595
	SWEDEN — 4.9%
20,807,804	Atlas Copco A.B. - A Shares	263,600,535
4,431,135	Evolution A.B.	593,676,713
		857,277,248
	SWITZERLAND — 9.7%
464,478	Lonza Group A.G.	279,600,324
253,643	Mettler-Toledo International, Inc.*	388,127,055
4,070,751	Nestle S.A.	496,321,978
1,896,564	Sika A.G.	531,948,478
		1,695,997,835
	UNITED KINGDOM — 8.6%
3,759,905	AstraZeneca PLC	520,974,125
24,888,904	BAE Systems PLC	301,074,065
2,451,195	Ferguson PLC	324,091,161
984,110	Linde PLC	349,792,058
		1,495,931,409
	UNITED STATES — 3.5%
1,047,274	EPAM Systems, Inc.*	313,134,926
1,380,021	ResMed, Inc.	302,210,799
		615,345,725
	TOTAL COMMON STOCKS
	(Cost $12,783,180,072)	16,849,224,357

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Principal Amount/ Number of Shares		Value
	SHORT-TERM INVESTMENTS — 3.6%
$620,625,303	UMB Bank Demand Deposit, 4.68%[1]	$620,625,303
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $620,625,303)	620,625,303
	TOTAL INVESTMENTS — 100.1%
	(Cost $13,403,805,375)	17,469,849,660
	Liabilities in Excess of Other Assets — (0.1)%	(12,148,074)
	TOTAL NET ASSETS — 100.0%	$17,457,701,586

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.